Summary of Significant Accounting Policies - Additional Information (Details) - Rigetti Computing, Inc [Member] $ / shares in Units, $ in Thousands	3 Months Ended
	Mar. 31, 2022 USD ($) OperatingSegment ReportingSegment $ / shares shares	Mar. 31, 2021 USD ($)	Mar. 02, 2022 USD ($)	Dec. 31, 2021 shares
Summary Of Significant Accounting Policies [Line Items]
Number of operating segments | OperatingSegment	1
Number of reporting segments | ReportingSegment	1
Revenues	$ 2,104	$ 2,360
Period for which the convertible debt must remain outstanding for an emerging growth company to become a large accelarated filer	3 years
Warrants outstanding | shares	2,680,596			2,680,596
Exercise price of warrants | $ / shares	$ 0.01
Change in fair value of earn-out liability	$ 9,634	$ 0
Service Based And Performance Based Restricted Stock Units [Member]
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period	4 years
Sponsor
Summary Of Significant Accounting Policies [Line Items]
Period of earnout shares	5 years
Sponsor | Earnout Liability [Member]
Summary Of Significant Accounting Policies [Line Items]
Business combination contingent consideration liability at fair value	$ 16,900		$ 26,600
Public Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants outstanding | shares	8,625,000
Exercise price of warrants | $ / shares	$ 11.5
Derivative liabilities	$ 16,300
Financial liabilities at fair value	$ 11,200
Private Placement Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Warrants outstanding | shares	4,450,000
Warrants and rights outstanding, term	5 years
Derivative liabilities	$ 9,200
Financial liabilities at fair value	$ 6,600
Warrants [Member]
Summary Of Significant Accounting Policies [Line Items]
Exercise price of warrants | $ / shares	$ 11.5
Maximum [Member] | Share-based Payment Arrangement, Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period	5 years
Minimum [Member] | Share-based Payment Arrangement, Option [Member]
Summary Of Significant Accounting Policies [Line Items]
Share based compensation by share based award requisite service period	1 year
Minimum [Member] | Condition For An Emerging Growth Company To Become A Large Accelarated Filer [Member]
Summary Of Significant Accounting Policies [Line Items]
Revenues	$ 1,070,000
Entity Public Float	700,000
Convertible Debt	$ 1,000,000